Federated Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2019 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—80.9%
		Alabama—4.0%
$ 1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2020	$ 1,532,655
1,250,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2021	1,305,462
1,425,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2022	1,517,098
1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	1,625,640
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No.3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 2.535% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,078,125
15,500,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	16,187,425
30,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARNs, (Assured Guaranty Corp. INS), 2.200%, 7/5/2019	30,325,000
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 2.485% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,541,600
		TOTAL	104,113,005
		Alaska—0.9%
24,175,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.500%, 12/1/2020	24,309,171
		Arizona—3.1%
7,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 3.750% (SIFMA 7-day +1.850%), Mandatory Tender 2/5/2020	7,010,430
26,500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	30,404,775
7,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.800%, Mandatory Tender 5/21/2020	7,012,250
1,100,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B) TOBs, 1.600%, Mandatory Tender 5/21/2020	1,100,957
25,700,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013) TOBs, 1.900%, Mandatory Tender 8/1/2019	25,707,453
5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.000%, 10/1/2023	5,054,450
4,000,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	4,071,960
		TOTAL	80,362,275
		California—5.7%
9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 2.364% (3-month USLIBOR x 0.70 +0.550%), Mandatory Tender 4/1/2021	9,368,045
10,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018B) FRNs, 2.061% (1-month USLIBOR x 0.70 +0.380%), Mandatory Tender 8/1/2021	9,999,900
15,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-1) FRNs, 1.908% (1-month USLIBOR x 0.70 +0.200%), Mandatory Tender 4/1/2021	14,976,150
10,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-3) FRNs, 2.134% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 4/1/2020	10,012,500
50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 2.332% (1-month USLIBOR x 0.70 +0.650%), Mandatory Tender 2/1/2021	50,163,000
6,000,000		California PCFA (Republic Services, Inc.), (Series A-1) TOBs, 1.900%, Mandatory Tender 7/15/2019	6,000,780
7,500,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D) FRNs, 2.190% (SIFMA 7-day +0.290%), Mandatory Tender 12/1/2020	7,501,350
25,000,000	[1]	California State, UT GO Bonds (Series 2013B) FRNs, 2.280% (SIFMA 7-day +0.380%), Mandatory Tender 12/1/2022	25,020,750
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-2) TOBs, 5.000%, Mandatory Tender 1/15/2020	2,506,300
5,050,000	[1]	Riverside, CA Water Revenue, (Series 2011A) FRNs, 2.530% (SIFMA 7-day +0.630%), Mandatory Tender 1/15/2020	5,053,737

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$ 7,250,000		Southern California Public Power Authority (Power Projects) (Southern California Public Power Authority—Magnolia Power Project A), Refunding Revenue Bonds (Series 2017-1) TOBs, 2.000%, Mandatory Tender 7/1/2020	$ 7,272,475
		TOTAL	147,874,987
		Colorado—1.4%
5,915,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 2.135% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	5,912,811
8,495,000	[1]	Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2016B) Index Rate Notes FRNs, 2.568% (1-month USLIBOR x 0.70 +0.860%), Mandatory Tender 11/15/2019	8,498,823
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 2.661% (1-month USLIBOR x 0.67 +1.050%), Mandatory Tender 9/1/2021	6,046,620
8,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2019A) FRNs, 2.016% (1-month USLIBOR x 0.67 +0.420%), Mandatory Tender 9/1/2021	7,998,400
8,500,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2017 C-1) TOBs, 4.000%, Mandatory Tender 3/1/2020	8,532,895
		TOTAL	36,989,549
		Connecticut—1.9%
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.800%, Mandatory Tender 7/1/2024	5,034,400
15,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B) FRNs, 2.185% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 7/1/2019	15,000,000
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.550% (SIFMA 7-day +0.650%), 3/1/2020	6,370,697
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.650% (SIFMA 7-day +0.750%), 3/1/2021	4,017,200
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.750% (SIFMA 7-day +0.850%), 3/1/2022	3,087,926
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.800% (SIFMA 7-day +0.900%), 3/1/2023	1,507,890
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D) FRNs, 2.780% (SIFMA 7-day +0.880%), 8/15/2019	15,011,700
		TOTAL	50,029,813
		Florida—1.9%
34,000,000		Florida Development Finance Corp. (Virgin Trains USA Passenger Rail), Surface Transportation Facility Revenue Bonds (Series 2019B) TOBs, (United States Treasury GTD), 1.900%, Optional Tender 3/17/2020	34,004,420
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 3.000%, Mandatory Tender 10/1/2020	5,102,250
10,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 5.000%, Mandatory Tender 10/1/2020	10,451,000
		TOTAL	49,557,670
		Georgia—3.4%
1,100,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2019	1,115,257
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2020	1,047,040
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2021	1,212,964
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 1997) TOBs, 2.050%, Mandatory Tender 11/19/2021	4,110,414
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,708,442
20,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Revenue Refunding Bonds TOBs, 1.850%, Mandatory Tender 8/22/2019	20,004,200
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.850% (SIFMA 7-day +0.950%), Mandatory Tender 2/18/2020	22,505,850
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 2.385% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	21,760,420
3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	3,327,930
2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2009) TOBs, 2.050%, Mandatory Tender 11/19/2021	2,506,350
3,750,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), Pollution Control Revenue Bonds (Plant Scherer First Series 2010) TOBs, 1.400%, Mandatory Tender 9/19/2019	3,747,637
		TOTAL	88,046,504

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Hawaii—0.9%
$ 6,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 2.220% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	$ 6,498,700
8,000,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 2.220% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	7,998,400
7,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 2.220% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	7,498,500
		TOTAL	21,995,600
		Illinois—2.0%
3,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2019	3,285,197
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2020	4,171,240
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	4,300,320
1,375,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2020	1,393,288
1,705,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2021	1,749,569
10,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2020	10,432,100
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2021	5,348,100
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,753,840
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,646,400
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	2,134,400
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,276,090
		TOTAL	50,490,544
		Indiana—0.6%
6,000,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	6,084,240
6,655,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-3) TOBs, 1.350%, Mandatory Tender 8/4/2020	6,647,080
1,685,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-5) TOBs, 1.350%, Mandatory Tender 8/4/2020	1,682,995
		TOTAL	14,414,315
		Iowa—0.3%
2,530,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2019), 3.125%, 12/1/2022	2,559,323
4,000,000	[1]	Iowa Finance Authority, Single Family Mortgage Bonds (Series 2018B) FRNs, 2.200% (SIFMA 7-day +0.300%), Mandatory Tender 5/3/2021	3,993,400
		TOTAL	6,552,723
		Kentucky—1.2%
8,000,000		Carroll County, KY (Kentucky Utilities Company), PCR Revenue Refunding Bonds (Series 2016A) TOBs, 1.050%, Mandatory Tender 9/1/2019	7,988,160
9,600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	9,655,968
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,827,520
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,513,650
		TOTAL	31,985,298
		Maryland—0.2%
6,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-45 (Series 2017C-3), 2.500%, 11/1/2024	6,001,380
		Massachusetts—2.2%
1,420,000		Leicester, MA BANs, 2.350%, 2/14/2020	1,426,532
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,914,295
11,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.320% (SIFMA 7-day +0.420%), Mandatory Tender 1/27/2022	10,997,250
12,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.400% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	12,005,760

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$ 7,650,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 2.380% (SIFMA 7-day +0.480%), Mandatory Tender 1/29/2020	$ 7,651,224
5,700,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	6,540,807
6,250,000		Massachusetts HEFA (University of Massachusetts), Revenue Bonds (Series A) TOBs, 1.850%, Mandatory Tender 4/1/2022	6,310,125
4,000,000	[1]	Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 196) FRNs, 2.058% (1-month USLIBOR x 0.70 +0.350%), Mandatory Tender 6/1/2021	4,001,960
3,015,000		Seekonk, MA BANs, 2.290%, 2/15/2020	3,032,668
		TOTAL	55,880,621
		Michigan—2.4%
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2) TOBs, 1.900%, Mandatory Tender 4/1/2021	10,066,900
13,535,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015D-1) FRNs, 2.035% (1-month USLIBOR x 0.68 +0.400%), Mandatory Tender 10/15/2021	13,519,029
20,000,000	[1]	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, (Series 2015MI) FRNs, 2.151% (1-month USLIBOR x 0.67 +0.540%), Mandatory Tender 12/1/2020	20,032,200
12,140,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 2.814% (3-month USLIBOR x 0.70 +1.000%), Mandatory Tender 10/1/2021	12,236,999
6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	6,996,215
		TOTAL	62,851,343
		Minnesota—0.9%
7,000,000		Kanabec Co., MN Healthcare (FirstLight Health System), Healthcare Revenue Bond Anticipation Notes (Series 2018), 2.750%, 12/1/2019	7,002,310
9,000,000		Minnesota Rural Water Finance Authority, Public Projects Construction Notes (Series 2019), 2.000%, 8/1/2020	9,028,440
7,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 2.330% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	6,962,900
		TOTAL	22,993,650
		Mississippi—1.2%
7,750,000		Mississippi Business Finance Corp. (Mississippi Power Co.), Revenue Bonds (First Series 2010) TOBs, 2.750%, Mandatory Tender 12/9/2021	7,835,793
22,500,000		South Central Regional Medical Center, MS Hospital Revenue, Facilities Improvement and Refinancing Hospital Revenue Notes (Series 2017), 1.700%, 3/1/2020	22,405,950
		TOTAL	30,241,743
		Missouri—0.4%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	10,019,500
		Montana—0.6%
13,000,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 2.450% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	12,982,710
3,400,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 2.350% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	3,400,374
		TOTAL	16,383,084
		Multi State—1.6%
5,227,349	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class C) FRNs, (Cooperatieve Rabobank UA LOC), 2.950% (SIFMA 7-day +1.050%), 12/31/2019	5,227,349
7,935,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs, (Cooperatieve Rabobank UA LOC), 3.150% (SIFMA 7-day +1.250%), 12/31/2021	7,935,000
28,185,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2018 Class C) FRNs, (Cooperatieve Rabobank UA LOC), 2.700% (SIFMA 7-day +0.800%), 11/30/2021	28,185,000
		TOTAL	41,347,349
		Nevada—1.3%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.000%, 7/1/2021	28,863,540
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,399,460

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—continued
$ 2,600,000		Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.) TOBs, 1.875%, Mandatory Tender 12/2/2019	$ 2,600,624
		TOTAL	33,863,624
		New Hampshire—0.7%
10,000,000	[1]	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2018A) FRNs, 2.650% (SIFMA 7-day +0.750%), Mandatory Tender 10/1/2021	9,978,200
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,509,360
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	4,026,120
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	2,013,020
		TOTAL	17,526,700
		New Jersey—7.2%
14,119,074		Asbury Park, NJ BANs, 3.250%, 1/24/2020	14,246,852
23,979,922		Belleville, NJ BANs, 2.500%, 5/15/2020	24,145,144
3,050,000		Dunellen, NJ BANs, 2.000%, 6/12/2020	3,061,132
3,775,000		Harmony Township, NJ BANs, 2.500%, 4/16/2020	3,801,274
1,075,000		Helmetta, NJ, (Series A) BANs, 2.500%, 5/7/2020	1,081,665
6,000,000		Keansburg, NJ BANs, 2.000%, 2/7/2020	6,018,900
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB) FRNs, 2.900% (SIFMA 7-day +1.000%), Mandatory Tender 12/15/2019	25,007,500
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 2.188% (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	7,008,330
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 2.168% (1-month USLIBOR x 0.70 +0.460%), Mandatory Tender 1/1/2021	30,036,000
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 2.458% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,120,800
20,582,031		Newark, NJ, (Series2018A) BANs, 3.000%, 7/31/2019	20,598,085
4,842,000		Paulsboro, NJ, (Series B) BANs, 2.750%, 4/8/2020	4,887,708
2,275,000		Raritan Township, NJ BANs, 2.000%, 6/18/2020	2,284,532
3,077,200		Roxbury Township, NJ BANs, 3.000%, 3/6/2020	3,106,833
3,563,035		South Toms River, NJ BANs, 2.750%, 5/22/2020	3,597,240
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2020	3,088,530
3,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2021	3,712,205
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	2,179,640
6,610,850		Union Beach, NJ BANs, 3.250%, 2/21/2020	6,680,661
2,714,222		West Wildwood, NJ BANs, 3.000%, 3/20/2020	2,739,899
		TOTAL	187,402,930
		New Mexico—2.2%
5,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.875%, Mandatory Tender 10/1/2021	4,990,650
15,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	17,502,000
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2021	1,054,870
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,076,770
1,150,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,261,642
1,685,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,876,938
1,475,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2020	1,502,937

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$ 1,200,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2021	$ 1,251,504
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2022	1,065,550
1,100,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,195,172
1,600,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,768,016
3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	4,168,610
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs, (Royal Bank of Canada GTD), 2.385% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 8/1/2019	19,350,000
		TOTAL	58,064,659
		New York—7.2%
3,022,529		Argyle, NY Central School District, (Series 2019) BANs, 2.250%, 6/5/2020	3,042,750
5,720,000		Cortland, NY Enlarged City School District BANs, 2.000%, 6/26/2020	5,744,539
33,056,850		East Ramapo, NY Central School District BANs, 2.750%, 3/31/2020	33,333,866
7,000,000		East Ramapo, NY Central School District TANs, 2.000%, 10/29/2019	7,007,210
2,950,000		Hastings, NY BANs, 2.000%, 7/2/2020	2,961,357
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 2.458% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	12,007,560
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes) FRNs, 2.350% (SIFMA 7-day +0.450%), Mandatory Tender 11/1/2019	3,000,780
3,470,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 2.350% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	3,463,789
15,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c) FRNs, 2.850% (SIFMA 7-day +0.950%), 11/1/2019	15,041,550
7,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs, (Assured Guaranty Municipal Corp. INS), 2.254% (1-month USLIBOR x 0.69 +0.570%), Mandatory Tender 4/6/2020	7,009,240
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 2.364% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	9,031,950
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 2.335% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 2/1/2020	10,012,900
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 2.185% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	27,832,280
10,000,000		New York City, NY, (Series C-4) ARNs, (Assured Guaranty Corp. INS), 2.280%, 7/5/2019	10,000,000
4,250,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2019F Group 2) TOBs, (New York State Mortgage Agency GTD), 1.800%, Mandatory Tender 5/1/2020	4,250,467
4,360,599		Oneida, NY Public Library District BANs, 2.250%, 7/10/2020	4,376,472
5,000,000		Salmon River, NY CSD RANs, 2.000%, 6/26/2020	5,019,950
5,675,000	[1]	Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Bonds (Series 2001B) FRNs, 2.058% (SOFR x 0.67 +0.430%), Mandatory Tender 9/26/2019	5,676,646
9,810,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A) FRNs, 2.335% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 12/1/2021	9,871,411
4,655,000		Wayland, NY BANs, 2.750%, 5/22/2020	4,697,593
2,700,000		Whitesville, NY CSD, (Series 2019) BANs, 2.000%, 6/17/2020	2,711,016
		TOTAL	186,093,326
		North Carolina—1.0%
6,250,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series 2013) TOBs, 1.750%, Mandatory Tender 9/16/2019	6,250,750
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019A) FRNs, 2.016% (1-month USLIBOR x 0.67 +0.350%), Mandatory Tender 12/1/2021	20,000,000
		TOTAL	26,250,750

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—2.0%
$ 6,205,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.650% (SIFMA 7-day +0.750%), Mandatory Tender 5/1/2020	$ 6,208,847
5,300,000		Bay Village, OH, (Series 2019) BANs, 2.500%, 6/5/2020	5,346,640
1,000,000		Coshocton, OH BANs, 3.000%, 2/20/2020	1,008,180
3,500,000		Indian Valley Local School District (Tuscarawas County) OH BANs, 2.500%, 2/11/2020	3,519,460
1,270,000		Lake County, OH BANs, 3.000%, 4/2/2020	1,284,478
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	9,309,200
2,255,000		North Olmsted, OH BANs, 3.000%, 4/9/2020	2,280,324
13,000,000	[1]	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2019A) FRNs, 2.121% (1-month USLIBOR x 0.70 +0.420%), Mandatory Tender 4/1/2022	12,983,100
1,000,000		Ohio Waste Development Authority Solid Waste (Waste Management, Inc.), Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,044,100
1,035,000		Tiffin, OH BANs, 2.500%, 6/19/2020	1,043,798
2,550,000		Twinsburg, OH BANs, 3.000%, 2/27/2020	2,573,485
4,200,000		Youngstown, OH BANs, 3.000%, 7/9/2020	4,241,244
		TOTAL	50,842,856
		Oklahoma—0.3%
2,850,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	3,136,226
2,080,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2021	2,220,483
1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	1,737,615
		TOTAL	7,094,324
		Pennsylvania—8.9%
8,140,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 2.163% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	8,138,128
9,995,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 2.163% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	9,992,701
12,000,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 2.480% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	12,002,280
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	5,482,809
1,320,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.929% (1-month USLIBOR x 0.68 +0.270%), 5/1/2020	1,320,990
1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.979% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	1,500,165
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 2.079% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	1,852,294
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 2.129% (1-month USLIBOR x 0.68 +0.470%), Mandatory Tender 11/1/2021	3,406,358
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 2.620% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	5,000,100
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A) TOBs, 2.550%, Mandatory Tender 6/1/2020	4,017,240
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 2.045% (1-month USLIBOR x 0.67 +0.410%), 11/1/2019	1,000,040
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 2.135% (1-month USLIBOR x 0.67 +0.500%), Mandatory Tender 11/1/2019	4,000,320
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 3.300% (SIFMA 7-day +1.400%), Mandatory Tender 8/15/2020	8,038,880
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.748% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	4,007,400
50,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 1.950%, Mandatory Tender 10/1/2019	50,000,000

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$ 6,500,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series A) TOBs, 1.950%, Mandatory Tender 7/15/2019	$ 6,500,975
4,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series B-1) TOBs, 1.950%, Mandatory Tender 7/15/2019	4,000,600
10,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), (Series 2013) TOBs, 1.950%, Optional Tender 8/1/2019	10,003,300
10,150,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 1.700%, Mandatory Tender 8/3/2020	10,142,387
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 2.253% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	6,001,980
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 2.400% (SIFMA 7-day +0.500%), 12/1/2021	4,004,800
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 2.600% (SIFMA 7-day +0.700%), 12/1/2023	5,030,900
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds) (Series 2014B) FRNs, 2.780% (SIFMA 7-day +0.880%), 12/1/2020	4,017,800
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds) (Series 2018A-1) FRNs, 2.500% (SIFMA 7-day +0.600%), 12/1/2023	10,041,300
40,000,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 2.390% (1-month USLIBOR x 0.70 +0.640%), Mandatory Tender 12/1/2020	40,015,600
4,220,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs, (Pennsylvania School District Intercept Program GTD), 2.509% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 4/1/2021	4,224,347
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 2.500% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,750,000
		TOTAL	230,493,694
		South Carolina—2.2%
2,500,000	[1]	Charleston, SC Waterworks and Sewer System, Capital Improvement Revenue Bonds (Series 2006B) FRNs, 2.052% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 1/1/2022	2,496,950
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 2.495% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	24,835,250
4,500,000	[2]	South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	4,515,435
25,000,000	[1]	South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B) FRNs, 2.054% (1-month USLIBOR x 0.67 +0.450%), Mandatory Tender 10/1/2022	24,969,250
		TOTAL	56,816,885
		Tennessee—0.2%
4,500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	5,198,535
		Texas—7.4%
1,450,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2019	1,468,980
5,000,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2020	5,239,750
2,695,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2021	2,915,694
2,500,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	2,785,650
2,135,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,442,333
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,980,380
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B) TOBs, 5.000%, Mandatory Tender 1/7/2021	5,163,850
3,000,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (PSFG GTD), 1.950%, Mandatory Tender 8/1/2022	3,036,870
4,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (PSFG GTD), 2.750%, Mandatory Tender 8/1/2022	4,659,075
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014B) FRNs, 2.480% (SIFMA 7-day +0.580%), Mandatory Tender 12/1/2019	10,000,100
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.650% (SIFMA 7-day +0.750%), 6/1/2020	2,003,960
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.730% (SIFMA 7-day +0.830%), 6/1/2021	3,724,432

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 8,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 2.484% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 6/1/2020	$ 8,020,960
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.800% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2020	5,008,050
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, 2.043% (1-month USLIBOR x 0.70 +0.360%), Mandatory Tender 8/1/2021	4,990,200
7,000,000		Houston, TX Independent School District, Variable Rate Limited Tax Schoolhouse Bonds (Series 2014A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 6/1/2022	7,133,770
5,000,000	[1]	Katy, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2015C) FRNs, (Texas Permanent School Fund Guarantee Program GTD), 2.154% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 8/15/2019	5,000,150
5,500,000		Mansfield, TX ISD, UT GO School Building Bonds (Series 2012) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/1/2021	5,602,355
7,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 1996) TOBs, 1.750%, Mandatory Tender 9/1/2020	6,968,710
10,000,000	[1]	Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018) FRNs, 2.700% (SIFMA 7-day +0.800%), Mandatory Tender 11/1/2021	9,997,700
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 2.570% (SIFMA 7-day +0.670%), Mandatory Tender 1/1/2020	31,657,717
44,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs, (United States Treasury GTD), 1.900%, Mandatory Tender 10/3/2019	44,000,000
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,176,600
5,000,000		Spring Branch, TX Independent School District, Unlimited Tax Schoolhouse Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.550%, Mandatory Tender 6/15/2021	5,003,100
5,000,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Put Bonds (Series 2015-A) TOBs, 5.000%, Mandatory Tender 4/1/2020	5,124,900
		TOTAL	190,105,286
		Vermont—0.6%
16,000,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017) BANs, 2.000%, 7/1/2020	15,929,440
		Virginia—0.8%
6,705,000		Amelia County, VA IDA (Waste Management, Inc.), (Series 2002) TOBs, 2.125%, Mandatory Tender 4/1/2020	6,722,567
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	3,024,390
4,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.800%, Mandatory Tender 4/1/2022	4,522,905
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,541,855
		TOTAL	19,811,717
		Washington—1.5%
5,695,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014) FRNs, 2.300% (SIFMA 7-day +0.400%), Mandatory Tender 12/1/2019	5,695,000
5,000,000		Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Refunding Bonds (Series 2017N) TOBs, 2.000%, Mandatory Tender 12/2/2020	5,017,750
5,725,000		Grays Harbor County, WA Public Hospital District No.1 (Summit Pacific Medical Center), Hospital Revenue Bond Anticipation Notes (Series 2017), 3.000%, 8/1/2019	5,725,687
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 2.390% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	5,000,700
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.711% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	10,091,500
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 2.950% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,103,530
		TOTAL	38,634,167
		West Virginia—0.3%
7,000,000	[1]	West Virginia University Board of Governors (West Virginia University), Variable Rate Refunding Revenue Bonds (Series 2014C) FRNs, 2.430% (SIFMA 7-day +0.530%), Mandatory Tender 10/1/2019	7,000,560
		Wisconsin—0.3%
4,000,000		Public Finance Authority, WI Revenue (Lake Oconee Academy Foundation, Inc.), Loan Anticipation Notes (Series 2017), 2.300%, 10/1/2019	3,999,440

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$ 4,500,000		Wisconsin State HEFA (Tomah Memorial Hospital, Inc.), Revenue and Bond Anticipation Notes (Series 2017A), 2.650%, 11/1/2020	$ 4,506,930
		TOTAL	8,506,370
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,087,970,683)	2,092,075,947
	[1]	SHORT-TERM MUNICIPALS—23.2%
		Alabama—0.0%
150,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 2.200%, 7/5/2019	150,000
		California—2.9%
74,300,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDNs, 2.200%, 7/1/2019	74,300,000
		Georgia—1.7%
5,440,000		Bartow County, GA Development Authority (Somerset Cove Apartments, LP), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 2.590%, 7/5/2019	5,440,000
36,500,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 2.120%, 7/4/2019	36,500,000
3,200,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 2.000%, 7/1/2019	3,200,000
		TOTAL	45,140,000
		Illinois—2.2%
36,650,000		Illinois Finance Authority (Roosevelt University), Tender Option Bond Certificates (Series 2018-XF1077) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.300%, 7/4/2019	36,650,000
19,505,000		Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs, (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ)/(GNMA COL), 2.160%, 7/4/2019	19,505,000
		TOTAL	56,155,000
		Kansas—0.8%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 2.130%, 7/3/2019	5,000,000
14,900,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 2.130%, 7/3/2019	14,900,000
		TOTAL	19,900,000
		Michigan—0.3%
7,575,000		Detroit, MI City School District, Tender Option Bond Trust Receipts (2015-XF0241) Weekly VRDNs, (Assured Guaranty Municipal Corp. GTD)/(TD Bank, N.A. LIQ), 2.150%, 7/4/2019	7,575,000
		Multi State—1.2%
16,100,000		Nuveen AMT-Free Municipal Credit Income Fund, Series B Weekly VRDPs, 2.250%, 7/1/2019	16,100,000
15,000,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 2.250%, 7/1/2019	15,000,000
		TOTAL	31,100,000
		Nevada—0.4%
10,000,000		Nevada Housing Division (Vista Creek Apartments, LLC), (Series 2007) Weekly VRDNs, (Federal Home Loan Bank of San Francisco LOC), 2.080%, 7/4/2019	10,000,000
		New Jersey—1.0%
11,515,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 2.200%, 7/5/2019	11,515,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998A) Weekly VRDNs, (Valley National Bank LOC), 2.200%, 7/5/2019	6,835,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998B) Weekly VRDNs, (Valley National Bank LOC), 2.200%, 7/5/2019	6,835,000
		TOTAL	25,185,000
		New York—1.2%
31,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) Munifund Preferred Shares Weekly VRDNs, 2.200%, 7/1/2019	31,500,000
		Ohio—0.6%
14,290,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 2.130%, 7/4/2019	14,290,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 2.150%, 7/4/2019	500,000
		TOTAL	14,790,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—1.3%
$34,795,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Variable Rate Remarketed Obligations (Series 2015B) Weekly VRENs, 2.130%, 7/5/2019	$ 34,795,000
		Texas—6.4%
17,000,000	[2]	Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 2.010%, 7/3/2019	17,000,000
59,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 2.120%, 7/3/2019	59,200,000
3,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 2.070%, 7/1/2019	3,000,000
4,245,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 2.070%, 7/1/2019	4,245,000
7,075,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 2.060%, 7/1/2019	7,075,000
31,025,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 2.050%, 7/3/2019	31,025,000
35,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 2.050%, 7/3/2019	35,000,000
10,000,000		Trinity River, TX Public Facilities Authority (Patriot Pointe LP), Tender Option Bond Trust Certificates (Series 2019-XF1083) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.250%, 7/4/2019	10,000,000
		TOTAL	166,545,000
		Utah—0.4%
10,000,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.250%, 7/4/2019	10,000,000
		Wisconsin—2.8%
33,015,000		Public Finance Authority Housing Revenue, WI (Paces St Mary, LLC), Tender Option Bond Certificates (Series 2018-XF1079) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.300%, 7/4/2019	33,015,000
38,030,000		Public Finance Authority, WI Special Facilities (Austin FBO LLC), Golden Blue 3a7 (Series 2018-015) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 2.400%, 7/4/2019	38,030,000
		TOTAL	71,045,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $598,180,000)	598,180,000
		TOTAL INVESTMENT IN SECURITIES—104.1% (IDENTIFIED COST $2,686,150,683)	2,690,255,947
		OTHER ASSETS AND LIABILITIES - NET—(4.1)%[3]	(105,488,581)
		TOTAL NET ASSETS—100%	$ 2,584,767,366
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.4% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2019, these restricted securities amounted to $25,587,395, which represented 1.0% of total net assets.
Additional information on restricted securities held at June 30, 2019, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 2.010%, 7/3/2019	6/28/2019	$17,000,000	$17,000,000
South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	5/18/2018	$ 4,500,000	$ 4,515,435
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	6/1/2018	$ 4,000,000	$ 4,071,960
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
ARNs	—Auction Rate Notes
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PSFG	—Public School Fund Guarantee
RANs	—Revenue Anticipation Notes
SFH	—Single Family Housing
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOB(s)	—Tender Option Bond(s)
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes